BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2017, the date of acquisition:

RMB
Purchase consideration	25,980
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	2,133
Intangible assets	4,994
Trademark	1,693
Student base	2,962
Franchise agreements	339
Deferred tax liabilities	(1,235)
Deferred revenue and customer advances	(10,663)
Goodwill	30,751

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of July 1, 2019, the date of acquisition:

	RMB	US$
Purchase consideration	44,061	6,329
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(83,813)	(12,039)
Intangible assets	15,800	2,270
Student base	15,800	2,270
Deferred tax liabilities	(4,742)	(681)
Non-controlling interest	(33,866)	(4,865)
Goodwill	150,682	21,644

Business Acquisition, Pro Forma Information	The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been occurred had the acquisition been consummated as of that time or that may result in the future:

	For the year ended December 31, 2019
	pro forma	As reported	As reported
	(unaudited)
	RMB	RMB	US$
Revenues	1,555,302	1,529,447	219,691
Net income	152,669	148,100	21,273